Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Cash and cash equivalent
Cash and bank deposits		R$ 7,536	R$ 2,838
Bank deposits in foreign currency		28,327	23,346
Cash equivalents		388,547	22,716
Cash and cash equivalents	$ 5,556	R$ 424,410	R$ 48,900	R$ 12,301	R$ 834